INCOME TAXES - Schedule of United States and foreign Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States and foreign income (loss) before income taxes
United States	$ 16,378	$ (3,454)	$ (961)
Foreign	(3,533)	515	(1,573)
Elimination of Intercompany Dividend Income	(15,422)
Income (loss) before income taxes and minority interest	$ (2,577)	$ (2,939)	$ (2,534)